UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08671
Eaton Vance Advisers Senior Floating Rate
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2006

Item 1. Schedule of Investments

Eaton Vance Advisers Senior Floating-Rate Fund as of August 31, 2006 (Unaudited)

Eaton Vance Advisers Senior Floating-Rate Fund (the Fund) invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At August 31, 2006, the value of the Fund’s investment in the Portfolio was $69,187,102 and the Fund owned approximately 2.5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Senior Debt Portfolio                                                                                                                          as of August 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 98.9% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.0%
	AWAS Capital, Inc.
$8,927,208	Term Loan, 7.25%, Maturing March 22, 2013	$8,748,663
	BE Aerospace, Inc.
1,500,000	Term Loan, 7.14%, Maturing August 24, 2012	1,504,999
	Delta Air Lines, Inc.
4,225,000	Term Loan, 10.02%, Maturing March 16, 2008	4,332,277
4,275,000	Term Loan, 8.02%, Maturing March 27, 2008	4,331,490
	Dresser Rand Group, Inc.
1,862,985	Term Loan, 7.40%, Maturing October 29, 2011	1,873,930
	Hexcel Corp.
3,231,378	Term Loan, 7.21%, Maturing March 1, 2012	3,239,457
	IAP Worldwide Services, Inc.
3,184,000	Term Loan, 8.50%, Maturing December 30, 2012	3,203,238
	Jet Aviation Holding, AG
1,500,000	Term Loan, 7.51%, Maturing May 15, 2013	1,496,250
	K&F Industries, Inc.
2,364,079	Term Loan, 7.33%, Maturing November 18, 2012	2,369,989
	Mid-Western Aircraft Systems, Inc.
3,207,600	Term Loan, 7.75%, Maturing December 31, 2011	3,227,247
	Standard Aero Holdings, Inc.
2,580,238	Term Loan, 7.60%, Maturing August 24, 2012	2,581,850
	Transdigm, Inc.
5,000,000	Term Loan, 7.45%, Maturing June 23, 2013	5,025,000
	Vought Aircraft Industries, Inc.
2,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009 (2)	1,920,000
1,000,000	Term Loan, 7.33%, Maturing December 22, 2010	1,005,938
3,258,341	Term Loan, 8.00%, Maturing December 17, 2011	3,288,888
	Wam Aquisition, S.A.
2,417,800	Term Loan, 8.25%, Maturing April 8, 2013	2,439,108
2,417,800	Term Loan, 8.75%, Maturing April 8, 2014	2,449,988
	Wyle Laboratories, Inc.
972,315	Term Loan, 8.22%, Maturing January 28, 2011	977,784
		$54,016,096
Air Transport — 0.2%
	United Airlines, Inc.
640,531	Term Loan, 9.08%, Maturing February 1, 2012	650,139
4,483,719	Term Loan, 9.25%, Maturing February 1, 2012	4,550,975
		$5,201,114

Automotive — 4.9%
		AA Acquisitions Co., Ltd.
$1,000,000	GBP	Term Loan, 7.24%, Maturing June 25, 2012	$1,932,109
1,000,000	GBP	Term Loan, 7.74%, Maturing June 25, 2013	1,940,024
		Accuride Corp.
7,643,548		Term Loan, 7.31%, Maturing January 31, 2012	7,672,211
		Affina Group, Inc.
3,994,314		Term Loan, 8.50%, Maturing November 30, 2011	4,015,536
		Citation Corp.
5,961,572		Term Loan, 11.39%, Maturing May 23, 2009	5,174,645
		Collins & Aikman Products Co.
2,318,912		Term Loan, 6.34%, Maturing August 31, 2011 (3)	1,147,138
		CSA Acquisition Corp.
1,570,747		Term Loan, 8.00%, Maturing December 23, 2011	1,576,147
1,312,016		Term Loan, 8.00%, Maturing December 23, 2011	1,316,527
		Dana Corp.
3,325,000		DIP Loan, 7.65%, Maturing April 13, 2008	3,332,066
		Dayco Products, LLC
6,300,000		Term Loan, 8.03%, Maturing June 21, 2011	6,364,310
		Dura Operating Corp.
1,933,000		Term Loan, 9.08%, Maturing May 3, 2011	1,936,624
		Exide Technologies, Inc.
1,764,628		Term Loan, 11.75%, Maturing May 5, 2010	1,852,860
1,786,253		Term Loan, 11.75%, Maturing May 5, 2010	1,875,566
		Federal-Mogul Corp.
6,000,000		Term Loan, 7.59%, Maturing December 9, 2006	5,831,250
11,852,057		Revolving Loan, 8.62%, Maturing December 9, 2006 (2)	11,896,502
5,351,062		Term Loan, 9.08%, Maturing December 9, 2006	5,384,506
		Goodyear Tire & Rubber Co.
7,500,000		Revolving Loan, 0.00%, Maturing April 30, 2010 (2)	7,459,372
1,175,000		Term Loan, 4.73%, Maturing April 30, 2010	1,177,518
10,605,000		Term Loan, 7.95%, Maturing April 30, 2010	10,702,524
		HLI Operating Co., Inc.
3,728,827		Term Loan, 8.91%, Maturing June 3, 2009	3,777,380
		Insurance Auto Auctions, Inc.
2,406,522		Term Loan, 7.99%, Maturing May 19, 2012 (2)	2,420,812
		Key Automotive Group
4,447,679		Term Loan, 8.89%, Maturing June 20, 2009	4,489,376
		Keystone Automotive Operations, Inc.
1,763,077		Term Loan, 7.94%, Maturing October 30, 2009	1,765,281
		Kwik Fit Group Ltd.
1,250,000	GBP	Term Loan, 7.26%, Maturing August 31, 2013	2,400,383
1,250,000	GBP	Term Loan, 7.76%, Maturing August 31, 2014	2,411,731
		Plastech Engineered Products, Inc.
928,768		Term Loan, 10.25%, Maturing March 31, 2010	915,707
		R.J. Tower Corp.
7,000,000		DIP Revolving Loan, 6.29%, Maturing February 2, 2007 (2)	7,004,375

	Safelite Glass Corp.
$869,186	Term Loan, 8.83%, Maturing June 30, 2008	$864,840
2,682,606	Term Loan, 9.33%, Maturing June 30, 2008	2,669,193
	Tenneco Automotive, Inc.
3,600,741	Term Loan, 7.40%, Maturing December 12, 2009	3,625,946
2,383,463	Term Loan, 7.40%, Maturing December 12, 2010	2,400,147
	TI Automotive, Ltd.
3,726,219	Term Loan, 8.87%, Maturing June 30, 2011	3,686,628
	Trimas Corp.
375,000	Term Loan, 8.15%, Maturing August 2, 2011	377,695
1,625,000	Term Loan, 8.25%, Maturing August 2, 2013	1,636,680
	TRW Automotive, Inc.
7,048,307	Term Loan, 7.19%, Maturing June 30, 2012	7,048,794
	United Components, Inc.
5,383,023	Term Loan, 7.70%, Maturing June 30, 2010	5,409,938
		$135,492,341
Beverage and Tobacco — 0.9%
	Alliance One International, Inc.
2,834,125	Term Loan, 8.49%, Maturing May 13, 2010	2,855,381
	Culligan International Co.
2,090,279	Term Loan, 7.33%, Maturing September 30, 2011	2,093,546
	National Dairy Holdings, L.P.
6,001,500	Term Loan, 7.33%, Maturing March 15, 2012	6,024,006
	National Distribution Co.
2,420,000	Term Loan, 11.83%, Maturing June 22, 2010	2,426,050
	Reynolds American, Inc.
9,300,000	Term Loan, 7.26%, Maturing May 31, 2012	9,351,587
	Southern Wine & Spirits of America, Inc.
2,139,429	Term Loan, 7.00%, Maturing June 1, 2012	2,145,447
	Sunny Delight Beverages Co.
259,846	Term Loan, 11.47%, Maturing August 20, 2010	259,034
		$25,155,051
Building and Development — 7.0%
	401 North Wabash Venture, LLC
5,500,000	Term Loan, 8.95%, Maturing May 7, 2008 (2)	5,555,000
	Biomed Realty, L.P.
10,965,000	Term Loan, 7.65%, Maturing May 31, 2010	10,814,231
	Capital Automotive REIT
4,200,180	Term Loan, 7.16%, Maturing December 16, 2010	4,212,138
	DMB / CH II, LLC
688,500	Term Loan, 7.91%, Maturing December 22, 2008	690,221
	Empire Hawkeye Partners, L.P.
6,800,000	Term Loan, 5.64%, Maturing December 1, 2009 (2)	6,783,000
	Epco / Fantome, LLC
5,100,000	Term Loan, 8.50%, Maturing November 23, 2010	5,125,500

	Formica Corp.
$3,391,500	Term Loan, 8.48%, Maturing March 15, 2013	$3,402,098
	FT-FIN Acquisition, LLC
4,461,072	Term Loan, 6.07%, Maturing November 17, 2007 (2)	4,472,225
	Gables GP, Inc.
488,789	Term Loan, 7.12%, Maturing September 30, 2006	489,350
	Hearthstone Housing Partners II, LLC
13,750,000	Revolving Loan, 4.46%, Maturing December 1, 2007 (2)	13,715,625
	Hovstone Holdings, LLC
4,410,000	Term Loan, 7.40%, Maturing February 28, 2009	4,421,025
	Kyle Acquisition Group, LLC
1,653,650	Term Loan, 7.38%, Maturing July 20, 2010	1,651,583
	Landsource Communities, LLC
9,721,000	Term Loan, 7.88%, Maturing March 31, 2010	9,737,205
	Lanoga Corp.
3,875,000	Term Loan, 7.25%, Maturing June 29, 2013	3,875,806
	LNR Property Corp.
7,225,000	Term Loan, 8.22%, Maturing July 3, 2011	7,279,187
	MAAX Corp.
3,084,453	Term Loan, 8.46%, Maturing June 4, 2011	3,069,031
	Mattamy Funding Partnership
1,496,250	Term Loan, 7.69%, Maturing April 11, 2013	1,499,991
	Mueller Group, Inc.
6,612,267	Term Loan, 7.42%, Maturing October 3, 2012	6,662,448
	NCI Building Systems, Inc.
2,903,683	Term Loan, 6.71%, Maturing June 18, 2010	2,905,498
	Newkirk Master, L.P.
5,835,232	Term Loan, 7.15%, Maturing August 11, 2008	5,846,173
4,545,935	Term Loan, 7.15%, Maturing August 11, 2008	4,554,458
	Nortek, Inc.
6,727,700	Term Loan, 7.36%, Maturing August 27, 2011	6,711,930
	Panolam Industries Holdings, Inc.
2,429,948	Term Loan, 8.25%, Maturing September 30, 2012	2,448,173
	Ply Gem Industries, Inc.
342,891	Term Loan, 7.65%, Maturing August 15, 2011	341,605
5,143,359	Term Loan, 7.65%, Maturing August 15, 2011	5,124,072
	South Edge, LLC
4,475,000	Term Loan, 7.33%, Maturing October 31, 2009	4,487,118
	St. Mary’s Cement, Inc.
2,586,200	Term Loan, 7.50%, Maturing December 4, 2010	2,592,665
	Stile Acquisition Corp.
6,693,261	Term Loan, 7.49%, Maturing April 6, 2013	6,597,882
	Stile U.S. Acquisition Corp.
6,704,664	Term Loan, 7.49%, Maturing April 6, 2013	6,609,122
	TE / Tousa Senior, LLC
2,000,000	Revolving Loan, 5.39%, Maturing July 29, 2008 (2)	1,997,500
3,750,000	Term Loan, 8.25%, Maturing August 1, 2008	3,733,594

		Tousa / Kolter, LLC
$7,410,000		Term Loan, 6.72%, Maturing January 7, 2008 (2)	$7,447,050
		Trizec Properties, Inc.
7,750,000		Term Loan, 6.78%, Maturing May 2, 2007	7,748,791
		TRU 2005 RE Holding Co.
13,750,000		Term Loan, 8.40%, Maturing December 9, 2008	13,719,929
		Trustreet Properties, Inc.
5,150,000		Term Loan, 7.40%, Maturing April 8, 2010	5,178,969
		United Subcontractors, Inc.
2,675,000		Term Loan, 12.86%, Maturing May 27, 2013	2,675,000
		WCI Communities, Inc.
8,300,000		Term Loan, 7.44%, Maturing December 23, 2010	8,201,437
			$192,376,630
Business Equipment and Services — 5.5%
		Acco Brands Corp.
1,921,000		Term Loan, 7.18%, Maturing August 17, 2012	1,923,701
		Activant Solutions, Inc.
2,394,000		Term Loan, 7.50%, Maturing May 1, 2013	2,364,075
		Affiliated Computer Services
2,487,500		Term Loan, 7.33%, Maturing March 20, 2013	2,496,383
6,550,000		Term Loan, 7.40%, Maturing March 20, 2013	6,570,462
		Affinion Group, Inc.
7,115,232		Term Loan, 8.17%, Maturing October 17, 2012	7,167,487
		Allied Security Holdings, LLC
3,850,000		Term Loan, 8.45%, Maturing June 30, 2010	3,883,687
		Aspect Software, Inc.
6,150,000		Term Loan, 8.50%, Maturing July 11, 2011	6,168,450
		Audatex North America, Inc.
1,000,000	EUR	Term Loan, 8.58%, Maturing January 13, 2013	1,308,851
1,000,000	EUR	Term Loan, 5.33%, Maturing April 13, 2013	1,291,250
		Buhrmann US, Inc.
6,740,165		Term Loan, 7.18%, Maturing December 31, 2010	6,752,803
		DynCorp International, LLC
4,414,125		Term Loan, 8.06%, Maturing February 11, 2011	4,438,954
		Gate Gourmet Borrower, LLC
1,560,533		Term Loan, 8.25%, Maturing March 9, 2012	1,564,435
195,556		Term Loan, 8.25%, Maturing March 9, 2012	197,756
3,142,125	EUR	Term Loan, 5.81%, Maturing March 9, 2013	4,047,215
		Info USA, Inc.
1,990,000		Term Loan, 7.25%, Maturing February 14, 2012	1,992,487
		IPayment, Inc.
2,967,563		Term Loan, 7.72%, Maturing May 10, 2013	2,969,417
		Iron Mountain, Inc.
6,385,194		Term Loan, 7.09%, Maturing April 2, 2011	6,403,820
9,559,432		Term Loan, 7.16%, Maturing April 2, 2011	9,579,344

		Language Line, Inc.
$7,976,031		Term Loan, 9.74%, Maturing June 11, 2011	$8,069,502
		Mitchell International, Inc.
4,389,378		Term Loan, 7.50%, Maturing August 15, 2011	4,407,212
		Nielsen Finance, LLC
20,850,000		Term Loan, 8.19%, Maturing August 9, 2013	20,785,657
		Protection One, Inc.
3,243,141		Term Loan, 7.94%, Maturing April 18, 2011	3,252,264
		RGIS Holdings, LLC
3,731,553		Term Loan, 8.00%, Maturing February 15, 2013	3,730,389
		Sungard Data Systems, Inc.
28,271,532		Term Loan, 8.00%, Maturing February 11, 2013	28,511,331
		Transaction Network Services, Inc.
2,808,685		Term Loan, 7.39%, Maturing May 4, 2012	2,808,685
		US Investigations Services, Inc.
2,451,697		Term Loan, 7.92%, Maturing October 14, 2012	2,454,762
1,755,601		Term Loan, 7.92%, Maturing October 14, 2012	1,759,990
		Western Inventory Services
883,714		Term Loan, 7.91%, Maturing March 31, 2011	888,133
775,188		Term Loan, 8.01%, Maturing March 31, 2011	779,064
		Williams Scotsman, Inc.
2,570,000		Term Loan, 7.00%, Maturing June 28, 2010	2,574,284
			$151,141,850
Cable and Satellite Television — 5.0%
		Atlantic Broadband Finance, LLC
5,839,717		Term Loan, 7.99%, Maturing September 1, 2011	5,898,114
		Bragg Communications, Inc.
3,341,672		Term Loan, 7.33%, Maturing August 31, 2011	3,350,026
		Bresnan Broadband Holdings, LLC
5,000,000		Term Loan, 7.17%, Maturing March 29, 2014	5,000,780
		Cablecom Luxembourg SCA
2,000,000	EUR	Term Loan, 5.79%, Maturing September 28, 2012	2,571,782
		Canadian Cable Acquisition Co., Inc.
4,645,200		Term Loan, 8.50%, Maturing July 31, 2011	4,651,006
		Charter Communications Operating, LLC
27,888,627		Term Loan, 8.13%, Maturing April 28, 2013	27,991,285
		CSC Holdings, Inc.
9,576,000		Term Loan, 7.13%, Maturing March 29, 2013	9,534,105
		Insight Midwest Holdings, LLC
11,356,760		Term Loan, 7.38%, Maturing December 31, 2009	11,428,330
		Kabel Deutschland GmbH
5,400,000	EUR	Term Loan, 5.06%, Maturing March 31, 2012	6,933,871
		Mediacom Broadband Group
1,965,150		Term Loan, 7.23%, Maturing January 31, 2015	1,958,549

		Mediacom Illinois, LLC
$8,000,000		Term Loan, 6.98%, Maturing September 30, 2012	$7,896,432
6,023,750		Term Loan, 7.22%, Maturing March 31, 2013	6,006,540
		NTL Investment Holdings, Ltd.
1,000,000	GBP	Term Loan, 7.64%, Maturing March 30, 2013	1,921,965
		PKS Media (Netherlands) B.V.
2,500,000	EUR	Term Loan, 5.49%, Maturing October 5, 2013	3,209,658
1,000,000	EUR	Term Loan, 5.74%, Maturing October 5, 2013	1,298,589
1,000,000	EUR	Term Loan, 6.24%, Maturing October 5, 2014	1,304,691
		San Juan Cable, LLC
995,000		Term Loan, 7.27%, Maturing October 31, 2012	997,487
		UGS Corp.
7,620,749		Term Loan, 7.23%, Maturing March 31, 2012	7,628,690
		UPC Broadband Holding B.V.
4,150,000	EUR	Term Loan, 5.51%, Maturing March 31, 2013	5,302,736
2,790,000		Term Loan, 7.64%, Maturing March 31, 2013	2,789,001
4,150,000	EUR	Term Loan, 5.51%, Maturing December 31, 2013	5,306,720
2,790,000		Term Loan, 7.64%, Maturing December 31, 2013	2,789,001
		Ypso Holding SA
4,961,371	EUR	Term Loan, 5.61%, Maturing July 28, 2014	6,378,988
1,914,679	EUR	Term Loan, 5.61%, Maturing July 28, 2014	2,461,762
3,123,950	EUR	Term Loan, 5.61%, Maturing July 28, 2014	4,016,559
			$138,626,667
Chemicals and Plastics — 7.2%
		Basell Af S.A.R.L.
641,026	EUR	Term Loan, 5.37%, Maturing August 1, 2013	830,802
358,974	EUR	Term Loan, 5.39%, Maturing August 1, 2013	465,249
916,667		Term Loan, 7.58%, Maturing August 1, 2013	928,985
183,333		Term Loan, 7.58%, Maturing August 1, 2013	185,797
641,026	EUR	Term Loan, 6.12%, Maturing August 1, 2014	834,392
358,974	EUR	Term Loan, 6.14%, Maturing August 1, 2014	467,259
916,667		Term Loan, 8.33%, Maturing August 1, 2014	928,985
183,333		Term Loan, 8.33%, Maturing August 1, 2014	185,797
		Brenntag Holding GmbH and Co. KG
2,117,647	EUR	Term Loan, 6.03%, Maturing December 23, 2013	2,734,977
883,636		Term Loan, 8.08%, Maturing January 18, 2014	894,682
3,616,364		Term Loan, 8.08%, Maturing January 18, 2014	3,639,780
496,877	EUR	Term Loan, 6.28%, Maturing December 23, 2014	643,989
385,476	EUR	Term Loan, 6.28%, Maturing December 23, 2014	506,998
		Celanese Holdings, LLC
14,094,742		Term Loan, 7.50%, Maturing June 4, 2011	14,156,407
		Ferro Corp.
9,500,000		Term Loan, 5.14%, Maturing June 6, 2012 (2)	9,497,036
		Gentek, Inc.
2,492,113		Term Loan, 7.61%, Maturing February 28, 2011	2,506,131

		Hercules, Inc.
$742,102		Term Loan, 7.01%, Maturing October 8, 2010	$744,514
		Hexion Specialty Chemicals, Inc.
2,529,692		Term Loan, 7.50%, Maturing May 5, 2013	2,507,294
11,645,308		Term Loan, 7.56%, Maturing May 5, 2013	11,542,200
		Huntsman, LLC
2,280,000	EUR	Term Loan, 5.11%, Maturing August 16, 2012	2,907,570
18,905,402		Term Loan, 7.08%, Maturing August 16, 2012	18,881,770
		Ineos Group
849,785	EUR	Term Loan, 5.41%, Maturing December 14, 2011	1,093,538
150,215	EUR	Term Loan, 5.41%, Maturing December 14, 2011	193,302
849,785	EUR	Term Loan, 5.91%, Maturing December 14, 2011	1,098,297
150,215	EUR	Term Loan, 5.91%, Maturing December 14, 2011	194,143
2,950,000		Term Loan, 7.34%, Maturing December 14, 2012	2,966,134
1,925,000		Term Loan, 7.34%, Maturing December 14, 2013	1,942,847
1,925,000		Term Loan, 7.84%, Maturing December 14, 2014	1,942,847
		Innophos, Inc.
1,576,033		Term Loan, 7.67%, Maturing August 13, 2010	1,581,943
		Invista B.V.
9,364,071		Term Loan, 7.00%, Maturing April 29, 2011	9,371,871
4,760,058		Term Loan, 7.00%, Maturing April 29, 2011	4,764,023
		ISP Chemo, Inc.
7,157,063		Term Loan, 7.49%, Maturing February 16, 2013	7,164,069
		Kranton Polymers, LLC
5,312,453		Term Loan, 7.38%, Maturing May 12, 2013	5,319,093
		Lucite International Group Holdings
635,878		Term Loan, 0.00%, Maturing July 7, 2013 (2)	640,258
1,814,122		Term Loan, 8.16%, Maturing July 7, 2013	1,826,618
		Mosaic Co.
7,154,437		Term Loan, 6.99%, Maturing February 21, 2012	7,152,205
		Nalco Co.
17,482,857		Term Loan, 7.22%, Maturing November 4, 2010	17,508,680
		PQ Corp.
3,861,128		Term Loan, 7.50%, Maturing February 11, 2012	3,873,997
		Professional Paint, Inc.
2,325,000		Term Loan, 7.76%, Maturing May 31, 2012	2,339,531
		Rockwood Specialties Group, Inc.
9,145,228		Term Loan, 7.49%, Maturing December 10, 2012	9,199,532
		Sigmakalon (BC) Holdco B.V.
1,940,000	EUR	Term Loan, 5.49%, Maturing September 9, 2012	2,485,336
92,758	EUR	Term Loan, 5.99%, Maturing September 9, 2013	119,865
1,204,580	EUR	Term Loan, 5.99%, Maturing September 9, 2013	1,556,593
2,202,661	EUR	Term Loan, 5.99%, Maturing September 9, 2013	2,846,341
729,480	EUR	Term Loan, 6.49%, Maturing September 9, 2014	946,624
181,330	EUR	Term Loan, 6.49%, Maturing September 9, 2014	232,692
178,614	EUR	Term Loan, 6.49%, Maturing September 9, 2014	231,782

$2,135,161	EUR	Term Loan, 6.49%, Maturing September 9, 2014	$2,770,731
183,030	GBP	Term Loan, 8.08%, Maturing September 9, 2014	349,021
		Solo Cup Co.
9,400,175		Term Loan, 7.84%, Maturing February 27, 2011	9,421,156
1,775,000		Term Loan, 9.66%, Maturing March 31, 2012	1,787,203
		TPG Spring UK, Ltd.
4,546,143	EUR	Term Loan, 5.75%, Maturing June 27, 2013	5,832,867
4,546,143	EUR	Term Loan, 6.25%, Maturing June 27, 2013	5,858,088
		Wavin Holdings B.V.
900,000	EUR	Term Loan, 5.56%, Maturing September 9, 2013	1,160,479
900,000	EUR	Term Loan, 6.06%, Maturing September 9, 2014	1,163,772
		Wellman, Inc.
5,400,000		Term Loan, 9.49%, Maturing February 10, 2009	5,418,565
			$198,344,657
Clothing/Textiles — 0.3%
		Joan Fabrics Corp.
295,739		Term Loan, 6.00%, Maturing June 30, 2006 (4)	88,722
		Propex Fabrics, Inc.
3,043,826		Term Loan, 7.76%, Maturing July 31, 2012	3,047,631
		St. John Knits International, Inc.
2,534,154		Term Loan, 9.50%, Maturing March 23, 2012	2,529,403
		The William Carter Co.
2,556,369		Term Loan, 6.85%, Maturing July 14, 2012	2,554,771
			$8,220,527
Conglomerates — 2.9%
		Amsted Industries, Inc.
5,464,886		Term Loan, 7.46%, Maturing October 15, 2010	5,464,886
		Blount, Inc.
1,805,433		Term Loan, 7.21%, Maturing August 9, 2010	1,821,230
		Dundee Holdco 4 Limited
728,900	EUR	Term Loan, 8.84%, Maturing August 17, 2015	944,691
		Dundee Holding, Inc.
1,841,300		Term Loan, 8.08%, Maturing February 17, 2014	1,845,903
		Education Management, LLC
4,950,000		Term Loan, 8.06%, Maturing June 1, 2013	4,979,393
		Euramax Europe B.V.
1,401,756	EUR	Term Loan, 5.95%, Maturing June 29, 2012	1,788,337
		Euramax International, Inc.
2,138,811		Term Loan, 8.06%, Maturing June 28, 2012	2,152,178
		Goodman Global Holdings, Inc.
3,874,736		Term Loan, 7.25%, Maturing December 23, 2011	3,866,262
		ISS Holdings A/S
2,504,202	EUR	Term Loan, 5.60%, Maturing December 31, 2013	3,255,145
1,704,757	GBP	Term Loan, 7.39%, Maturing December 31, 2013	3,283,642

		Jarden Corp.
$3,619,098		Term Loan, 7.25%, Maturing January 24, 2012	$3,613,821
10,592,454		Term Loan, 7.50%, Maturing January 24, 2012	10,617,283
		Johnson Diversey, Inc.
5,190,962		Term Loan, 7.97%, Maturing November 3, 2009	5,236,383
1,060,665		Term Loan, 7.93%, Maturing December 16, 2010	1,067,626
		Platinum 100, Ltd.
500,000	GBP	Term Loan, 7.68%, Maturing January 15, 2013	957,581
500,000	GBP	Term Loan, 8.18%, Maturing January 15, 2014	960,866
		Polymer Group, Inc.
2,000,000		Revolving Loan, 4.28%, Maturing November 22, 2010 (2)	1,950,000
8,606,750		Term Loan, 7.74%, Maturing November 22, 2012	8,633,646
		PP Acquisition Corp.
6,651,689		Term Loan, 8.33%, Maturing November 12, 2011	6,712,665
		Rexnord Corp.
4,150,000		Term Loan, 8.06%, Maturing July 19, 2013	4,175,937
		Sensata Technologies Finance Co.
2,450,000		Term Loan, 7.24%, Maturing April 27, 2013	2,437,093
		Terex Corp.
2,150,000		Term Loan, 7.12%, Maturing July 13, 2013	2,158,062
		Walter Industries, Inc.
1,318,172		Term Loan, 7.11%, Maturing October 3, 2012	1,322,291
			$79,244,921
Containers and Glass Products — 3.9%
		Berry Plastics Corp.
9,704,063		Term Loan, 7.08%, Maturing December 2, 2011	9,706,081
		Bluegrass Container Company
3,925,455		Term Loan, 7.58%, Maturing June 30, 2013	3,957,349
1,174,545		Term Loan, 7.58%, Maturing June 30, 2013	1,184,089
		Consolidated Container Holding, LLC
3,822,000		Term Loan, 8.38%, Maturing December 15, 2008	3,842,704
		Crown Americas, Inc.
1,000,000	EUR	Term Loan, 4.61%, Maturing November 15, 2012	1,279,250
1,375,000		Term Loan, 7.20%, Maturing November 15, 2012	1,377,864
		Graham Packaging Holdings Co.
15,021,250		Term Loan, 7.75%, Maturing October 7, 2011	15,077,580
847,848		Term Loan, 7.81%, Maturing October 7, 2011	851,028
		Graphic Packaging International, Inc.
2,000,000		Revolving Loan, 8.21%, Maturing August 8, 2007 (2)	1,941,666
18,513,120		Term Loan, 7.92%, Maturing August 8, 2010	18,706,508
		IPG (US), Inc.
3,468,226		Term Loan, 7.58%, Maturing July 28, 2011	3,505,075
		JSG Acquisitions
6,500,000	EUR	Term Loan, 5.62%, Maturing December 31, 2014	8,455,530
6,500,000	EUR	Term Loan, 6.10%, Maturing December 31, 2014	8,455,530

		OI European Group B.V.
$4,000,000	EUR	Term Loan, 4.86%, Maturing June 14, 2013	$5,120,200
		Owens-Brockway Glass Container
5,000,000		Term Loan, 7.08%, Maturing June 14, 2013	5,007,500
		Pregis Corp.
2,481,250	EUR	Term Loan, 5.56%, Maturing October 12, 2012	3,199,945
		Smurfit-Stone Container Corp.
1,986,462		Term Loan, 4.73%, Maturing November 1, 2010	1,999,560
9,310,809		Term Loan, 7.55%, Maturing November 1, 2010	9,372,205
4,965,125		Term Loan, 7.56%, Maturing November 1, 2011	4,997,865
			$108,037,529
Cosmetics/Toiletries — 0.3%
		Prestige Brands, Inc.
6,380,644		Term Loan, 7.72%, Maturing April 7, 2011	6,412,547
		Revlon Consumer Products Corp.
2,187,500		Term Loan, 11.49%, Maturing July 9, 2009	2,245,834
			$8,658,381
Drugs — 0.6%
		Warner Chilcott Corp.
4,440,876		Term Loan, 7.61%, Maturing January 18, 2012	4,454,292
2,051,559		Term Loan, 7.61%, Maturing January 18, 2012	2,057,757
11,020,877		Term Loan, 7.79%, Maturing January 18, 2012	11,054,171
			$17,566,220
Ecological Services and Equipment — 1.2%
		Alderwoods Group, Inc.
1,691,320		Term Loan, 7.32%, Maturing August 19, 2010	1,694,140
		Allied Waste Industries, Inc.
3,437,592		Term Loan, 4.88%, Maturing January 15, 2012	3,435,265
3,853,334		Term Loan, 7.23%, Maturing January 15, 2012	3,850,324
		Duratek, Inc.
1,849,057		Term Loan, 7.76%, Maturing June 7, 2013	1,862,348
		Energysolutions, LLC
192,610		Term Loan, 7.58%, Maturing June 7, 2013	193,995
4,083,333		Term Loan, 7.76%, Maturing June 7, 2013	4,112,684
		Environmental Systems, Inc.
2,795,218		Term Loan, 8.93%, Maturing December 12, 2008	2,816,182
500,000		Term Loan, 15.41%, Maturing December 12, 2010	507,500
		Sensus Metering Systems, Inc.
3,438,775		Term Loan, 7.48%, Maturing December 17, 2010	3,438,775
456,771		Term Loan, 7.50%, Maturing December 17, 2010	456,771
		Sulo GmbH
3,750,000	EUR	Term Loan, 5.49%, Maturing January 19, 2014	4,847,229
3,750,000	EUR	Term Loan, 5.99%, Maturing January 19, 2015	4,871,293
			$32,086,506

Electronics/Electrical — 2.2%
		AMI Semiconductor, Inc.
$1,286,075		Term Loan, 6.83%, Maturing April 1, 2012	$1,289,290
		Communications & Power, Inc.
1,416,667		Term Loan, 7.59%, Maturing July 23, 2010	1,422,865
		Enersys Capital, Inc.
3,626,000		Term Loan, 7.39%, Maturing March 17, 2011	3,639,597
		FCI International S.A.S.
687,820		Term Loan, 8.83%, Maturing October 31, 2008	692,334
662,180		Term Loan, 8.83%, Maturing October 31, 2008	671,285
662,180		Term Loan, 8.33%, Maturing November 1, 2013	671,285
687,820		Term Loan, 8.33%, Maturing November 1, 2013	688,895
		Ganymed 347 VV GmbH
329,460	EUR	Term Loan, 5.75%, Maturing April 30, 2013	425,558
670,540	EUR	Term Loan, 5.75%, Maturing April 30, 2013	866,124
329,460	EUR	Term Loan, 6.25%, Maturing April 30, 2014	427,589
670,540	EUR	Term Loan, 6.25%, Maturing April 30, 2014	870,258
		Infor Enterprise Solutions
8,115,714		Term Loan, 9.08%, Maturing July 28, 2012	8,174,894
4,234,286		Term Loan, 9.08%, Maturing July 28, 2012	4,265,162
		Invensys International Holding
1,083,333		Term Loan, 7.35%, Maturing December 15, 2010	1,083,333
1,166,667		Term Loan, 7.31%, Maturing January 15, 2011	1,166,667
		Network Solutions, LLC
3,094,450		Term Loan, 10.50%, Maturing January 9, 2012	3,133,131
		Open Solutions, Inc.
3,597,931		Term Loan, 7.78%, Maturing September 3, 2011	3,622,667
		Rayovac Corp.
10,734,734		Term Loan, 8.40%, Maturing February 7, 2012	10,754,862
		Security Co., Inc.
4,606,102		Term Loan, 8.75%, Maturing June 30, 2010	4,629,133
		Serena Software, Inc.
1,804,688		Term Loan, 7.41%, Maturing March 10, 2013	1,804,462
		Telcordia Technologies, Inc.
7,040,875		Term Loan, 7.90%, Maturing September 15, 2012	6,715,235
		Vertafore, Inc.
3,556,667		Term Loan, 7.90%, Maturing January 31, 2012	3,574,450
458,333		Term Loan, 9.33%, Maturing January 31, 2012	460,625
			$61,049,701
Equipment Leasing — 1.3%
		Maxim Crane Works, L.P.
3,483,847		Term Loan, 7.43%, Maturing January 28, 2010	3,494,734
		The Hertz Corp.
13,750,000		Revolving Loan, 7.33%, Maturing December 21, 2010 (2)	13,760,739
786,111		Term Loan, 5.42%, Maturing December 21, 2012	791,937
6,261,417		Term Loan, 7.69%, Maturing December 21, 2012	6,307,820

		United Rentals, Inc.
$1,726,985		Term Loan, 6.00%, Maturing February 14, 2011	$1,732,228
9,357,392		Term Loan, 7.33%, Maturing February 14, 2011	9,385,801
			$35,473,259
Farming/Agriculture — 0.2%
		Central Garden & Pet Co.
6,758,063		Term Loan, 6.90%, Maturing February 28, 2014	6,762,286
			$6,762,286
Financial Intermediaries — 2.3%
		AIMCO Properties, L.P.
12,600,000		Term Loan, 7.01%, Maturing November 2, 2009	12,647,250
		Ameritrade Holding Corp.
10,601,119		Term Loan, 6.83%, Maturing December 31, 2012	10,601,119
		Blitz F04-506 GmbH
1,000,000	EUR	Term Loan, 6.11%, Maturing June 30, 2014	1,300,508
		Coinstar, Inc.
1,735,903		Term Loan, 7.51%, Maturing July 7, 2011	1,747,837
		E.A. Viner International Co.
500,000		Term Loan, 8.20%, Maturing July 31, 2013	504,375
		Fidelity National Information Solutions, Inc.
20,014,250		Term Loan, 7.08%, Maturing March 9, 2013	20,090,044
		LPL Holdings, Inc.
11,964,875		Term Loan, 8.67%, Maturing June 30, 2013	12,112,569
		The Macerich Partnership, L.P.
4,310,000		Term Loan, 6.94%, Maturing April 26, 2010	4,301,022
			$63,304,724
Food Products — 2.2%
		Advantage Sales & Marketing, Inc.
2,718,188		Term Loan, 7.42%, Maturing March 29, 2013	2,703,463
		American Seafoods Group, LLC
1,959,425		Term Loan, 7.25%, Maturing September 30, 2012	1,959,425
		BF Bolthouse HoldCo, LLC
2,039,750		Term Loan, 7.81%, Maturing December 16, 2012	2,058,022
		BL Marketing, Ltd.
1,500,000	GBP	Term Loan, 7.19%, Maturing December 20, 2013	2,896,349
1,500,000	GBP	Term Loan, 7.69%, Maturing December 20, 2014	2,908,991
		Black Lion Beverages III B.V.
1,000,000	EUR	Term Loan, 5.44%, Maturing December 31, 2013	1,293,764
1,000,000	EUR	Term Loan, 6.17%, Maturing December 31, 2014	1,299,033
		Charden International B.V.
750,000	EUR	Term Loan, 5.47%, Maturing March 14, 2014	961,598
750,000	EUR	Term Loan, 5.97%, Maturing March 14, 2015	965,918
		Chiquita Brands, LLC
3,140,161		Term Loan, 7.58%, Maturing June 28, 2012	3,150,627

		Del Monte Corp.
$3,110,704		Term Loan, 7.04%, Maturing February 8, 2012	$3,116,536
		Dole Food Company, Inc.
525,581		Term Loan, 5.37%, Maturing April 12, 2013	518,610
1,179,602		Term Loan, 7.52%, Maturing April 12, 2013	1,163,956
3,932,006		Term Loan, 7.54%, Maturing April 12, 2013	3,879,852
		Foodvest Limited
361,667	EUR	Term Loan, 5.57%, Maturing March 16, 2014	466,931
250,000	GBP	Term Loan, 7.55%, Maturing March 16, 2014	478,411
361,667	EUR	Term Loan, 6.07%, Maturing March 16, 2015	469,246
250,000	GBP	Term Loan, 8.05%, Maturing March 16, 2015	480,788
		Michael Foods, Inc.
3,918,869		Term Loan, 7.51%, Maturing November 21, 2010	3,932,750
		Nash-Finch Co.
3,759,429		Term Loan, 7.63%, Maturing November 12, 2010	3,773,526
		Nutro Products, Inc.
1,471,313		Term Loan, 7.27%, Maturing April 26, 2013	1,474,071
		Picard Surgeles S.A.
2,000,000	EUR	Term Loan, 5.44%, Maturing June 4, 2014	2,579,657
		Pinnacle Foods Holdings Corp.
2,142,857		Revolving Loan, 0.00%, Maturing November 25, 2009 (2)	2,083,929
9,042,391		Term Loan, 7.48%, Maturing November 25, 2010	9,059,345
		Reddy Ice Group, Inc.
6,975,000		Term Loan, 7.25%, Maturing August 9, 2012	6,979,359
			$60,654,157
Food Service — 1.9%
		AFC Enterprises, Inc.
1,354,558		Term Loan, 7.75%, Maturing May 11, 2011	1,358,791
		Buffets, Inc.
2,000,000		Term Loan, 0.00%, Maturing June 28, 2007 (2)	2,007,500
931,818		Term Loan, 4.88%, Maturing June 28, 2009	935,313
5,966,154		Term Loan, 8.99%, Maturing June 28, 2009	5,988,527
		Burger King Corp.
4,538,737		Term Loan, 7.00%, Maturing June 30, 2012	4,534,125
		Carrols Corp.
1,710,318		Term Loan, 8.00%, Maturing December 31, 2010	1,719,939
		CBRL Group, Inc.
6,257,690		Term Loan, 6.96%, Maturing April 27, 2013	6,229,530
		CKE Restaurants, Inc.
1,327,324		Term Loan, 7.38%, Maturing May 1, 2010	1,328,983
		Denny’s, Inc.
3,936,800		Term Loan, 8.65%, Maturing September 21, 2009	3,960,586
		Domino’s, Inc.
13,541,112		Term Loan, 6.98%, Maturing June 25, 2010	13,552,392
		Jack in the Box, Inc.
2,581,759		Term Loan, 6.84%, Maturing January 8, 2011	2,594,667

	Maine Beverage Co., LLC
$2,517,857	Term Loan, 7.25%, Maturing June 30, 2010	$2,511,562
	NPC International, Inc.
1,375,000	Term Loan, 7.14%, Maturing May 3, 2013	1,368,984
	QCE Finance, LLC
2,800,000	Term Loan, 7.75%, Maturing May 5, 2013	2,796,791
	Sagittarius Restaurants, LLC
1,271,813	Term Loan, 7.75%, Maturing March 29, 2013	1,273,800
	Weightwatchers.com, Inc.
1,591,650	Term Loan, 7.69%, Maturing December 16, 2010	1,601,101
		$53,762,591
Food/Drug Retailers — 2.1%
	Cumberland Farms, Inc.
1,264,833	Term Loan, 8.50%, Maturing September 8, 2008	1,267,995
8,313,726	Term Loan, 8.50%, Maturing September 8, 2008	8,355,295
	General Nutrition Centers, Inc.
2,727,663	Term Loan, 8.12%, Maturing December 7, 2009	2,747,270
2,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009 (2)	1,945,000
	Roundy’s Supermarkets, Inc.
11,293,250	Term Loan, 8.37%, Maturing November 3, 2011	11,416,776
	Supervalu, Inc.
4,663,313	Term Loan, 7.06%, Maturing June 1, 2012	4,663,606
	The Jean Coutu Group (PJC), Inc.
12,105,926	Term Loan, 8.00%, Maturing July 30, 2011	12,148,806
	The Pantry, Inc.
2,587,000	Term Loan, 7.08%, Maturing January 2, 2012	2,595,084
	Winn-Dixie Stores, Inc.
13,000,000	DIP Revolving Loan, 0.00%, Maturing February 23, 2007 (2)	12,935,000
		$58,074,832
Forest Products — 2.2%
	Appleton Papers, Inc.
6,170,091	Term Loan, 7.67%, Maturing June 11, 2010	6,197,085
	Boise Cascade Holdings, LLC
8,029,937	Term Loan, 7.17%, Maturing October 29, 2011	8,068,714
	Buckeye Technologies, Inc.
2,244,914	Term Loan, 7.23%, Maturing April 15, 2010	2,266,647
	Georgia-Pacific Corp.
20,576,550	Term Loan, 7.35%, Maturing December 20, 2012	20,617,991
8,675,000	Term Loan, 8.30%, Maturing December 23, 2013	8,763,554
	NewPage Corp.
3,928,571	Revolving Loan, 0.00%, Maturing May 2, 2010 (2)	3,869,643
2,347,495	Term Loan, 8.50%, Maturing May 2, 2011	2,363,634
	RLC Industries Co.
4,669,740	Term Loan, 7.00%, Maturing February 24, 2010	4,678,496

	Xerium Technologies, Inc.
$3,219,880	Term Loan, 7.75%, Maturing November 19, 2011	$3,211,830
		$60,037,594
Healthcare — 5.9%
	Accellent, Inc.
1,218,875	Term Loan, 7.40%, Maturing November 22, 2012	1,217,351
	Alliance Imaging, Inc.
5,635,893	Term Loan, 7.98%, Maturing December 29, 2011	5,652,096
	American Medical Systems
5,150,000	Term Loan, 7.81%, Maturing July 20, 2012	5,156,438
	AMN Healthcare, Inc.
1,522,912	Term Loan, 7.25%, Maturing November 2, 2011	1,526,244
	AMR HoldCo, Inc.
1,822,874	Term Loan, 7.28%, Maturing February 10, 2012	1,826,863
	Carl Zeiss Topco GMBH
1,323,333	Term Loan, 7.86%, Maturing February 28, 2013	1,333,258
2,646,667	Term Loan, 8.36%, Maturing February 28, 2014	2,679,750
	Community Health Systems, Inc.
22,348,671	Term Loan, 7.15%, Maturing August 19, 2011	22,366,126
	Concentra Operating Corp.
7,645,814	Term Loan, 7.62%, Maturing September 30, 2011	7,670,900
	Conmed Corp.
3,416,438	Term Loan, 7.33%, Maturing April 13, 2013	3,420,708
	CRC Health Corp.
1,546,125	Term Loan, 7.75%, Maturing February 6, 2013	1,548,058
	Davita, Inc.
17,651,838	Term Loan, 7.47%, Maturing October 5, 2012	17,726,700
	Encore Medical IHC, Inc.
4,487,114	Term Loan, 8.34%, Maturing October 4, 2010	4,503,941
	FHC Health Systems, Inc.
1,276,786	Term Loan, 11.23%, Maturing December 18, 2009	1,321,473
893,750	Term Loan, 13.23%, Maturing December 18, 2009	925,031
	Healthcare Partners, LLC
1,394,675	Term Loan, 7.86%, Maturing March 2, 2011	1,401,649
	HealthSouth Corp.
6,800,000	Term Loan, 8.52%, Maturing March 10, 2013	6,832,586
	Iasis Healthcare, LLC
490,000	Term Loan, 7.73%, Maturing June 22, 2011	493,318
	Kinetic Concepts, Inc.
3,175,166	Term Loan, 7.25%, Maturing August 11, 2010	3,186,413
	Leiner Health Products, Inc.
3,185,000	Term Loan, 8.61%, Maturing May 27, 2011	3,201,922
	Lifecare Holdings, Inc.
3,275,250	Term Loan, 7.58%, Maturing August 11, 2012	3,118,310
	Lifepoint Hospitals, Inc.
12,075,352	Term Loan, 7.13%, Maturing April 15, 2012	12,032,581

		Magellan Health Services, Inc.
$1,749,249		Term Loan, 5.29%, Maturing August 15, 2008	$1,753,622
1,749,249		Term Loan, 7.16%, Maturing August 15, 2008	1,753,622
		Matria Healthcare, Inc.
759,295		Term Loan, 7.65%, Maturing January 19, 2007	753,600
1,740,931		Term Loan, 7.71%, Maturing January 19, 2012	1,743,107
		Medcath Holdings Corp.
623,703		Term Loan, 7.90%, Maturing July 2, 2011	624,093
		Moon Acquisition Co. AB
687,209	EUR	Term Loan, 5.56%, Maturing November 4, 2013	893,169
750,000	EUR	Term Loan, 6.06%, Maturing November 4, 2014	979,008
		Multiplan Merger Corp.
1,506,210		Term Loan, 7.50%, Maturing April 12, 2013	1,499,307
		National Mentor Holdings, Inc.
190,400		Term Loan, 7.84%, Maturing June 29, 2013	191,352
3,209,600		Term Loan, 7.84%, Maturing June 29, 2013	3,225,648
		P&F Capital S.A.R.L.
313,835	EUR	Term Loan, 5.63%, Maturing February 21, 2014	407,499
187,852	EUR	Term Loan, 5.63%, Maturing February 21, 2014	243,916
150,740	EUR	Term Loan, 5.63%, Maturing February 21, 2014	195,729
97,573	EUR	Term Loan, 6.13%, Maturing February 21, 2014	126,694
141,892	EUR	Term Loan, 6.13%, Maturing February 21, 2015	185,186
52,703	EUR	Term Loan, 6.13%, Maturing February 21, 2015	68,783
109,459	EUR	Term Loan, 6.13%, Maturing February 21, 2015	142,857
445,946	EUR	Term Loan, 6.13%, Maturing February 21, 2015	582,012
		PER-SE Technologies, Inc.
3,283,563		Term Loan, 7.74%, Maturing January 6, 2013	3,295,877
		Quintiles Transnational Corp.
5,785,500		Term Loan, 7.50%, Maturing March 31, 2013	5,786,403
		Renal Advantage, Inc.
1,116,563		Term Loan, 7.84%, Maturing October 6, 2012	1,122,843
		Select Medical Holding Corp.
5,214,000		Term Loan, 7.15%, Maturing February 24, 2012	5,139,038
		Sirona Dental Systems GmbH
1,000,000	EUR	Term Loan, 5.61%, Maturing June 30, 2013	1,295,937
		Sunrise Medical Holdings, Inc.
3,859,780		Term Loan, 8.63%, Maturing May 13, 2010	3,864,605
		Talecris Biotherapeutics, Inc.
3,619,188		Term Loan, 8.65%, Maturing March 31, 2010	3,637,283
		Vanguard Health Holding Co., LLC
6,976,960		Term Loan, 7.87%, Maturing September 23, 2011	6,990,042
		Ventiv Health, Inc.
1,786,500		Term Loan, 7.00%, Maturing October 5, 2011	1,774,777
		VWR International, Inc.
4,633,672		Term Loan, 7.77%, Maturing April 7, 2011	4,646,707
			$162,064,432

Home Furnishings — 1.1%
		Interline Brands, Inc.
$2,826,087		Term Loan, 7.26%, Maturing June 23, 2013	$2,831,386
2,173,913		Term Loan, 7.26%, Maturing June 23, 2013	2,177,989
		Knoll, Inc.
5,236,798		Term Loan, 7.25%, Maturing October 3, 2012	5,266,255
		National Bedding Co., LLC
1,895,850		Term Loan, 7.41%, Maturing August 31, 2011	1,906,277
		Oreck Corp.
1,276,122		Term Loan, 8.25%, Maturing February 2, 2012	1,278,514
		Sanitec Ltd. Oy
3,000,000	EUR	Term Loan, 5.89%, Maturing April 7, 2013	3,824,789
3,000,000	EUR	Term Loan, 6.39%, Maturing April 7, 2014	3,842,838
		Simmons Co.
9,060,869		Term Loan, 7.49%, Maturing December 19, 2011	9,124,576
			$30,252,624
Industrial Equipment — 1.1%
		Aearo Technologies, Inc.
2,643,375		Term Loan, 7.96%, Maturing March 22, 2013	2,670,359
		Alliance Laundry Holdings, LLC
1,680,000		Term Loan, 7.62%, Maturing January 27, 2012	1,688,926
		Colfax Corp.
2,848,739		Term Loan, 7.50%, Maturing December 19, 2011	2,864,763
		Douglas Dynamics Holdings, Inc.
1,727,591		Term Loan, 7.25%, Maturing December 16, 2010	1,731,910
		Flowserve Corp.
6,933,116		Term Loan, 6.98%, Maturing August 10, 2012	6,952,619
		Gleason Corp.
2,000,000		Term Loan, 7.95%, Maturing June 30, 2013	2,012,500
		GSCP Athena (Finnish) Holdings
2,576,087	EUR	Term Loan, 5.57%, Maturing August 31, 2013	3,309,474
2,923,913	EUR	Term Loan, 6.07%, Maturing August 31, 2014	3,811,996
		MTD Products, Inc.
2,949,800		Term Loan, 6.94%, Maturing June 1, 2010	2,953,487
		TFS Acquisition Corp.
1,975,000		Term Loan, 8.83%, Maturing August 11, 2013	1,989,813
			$29,985,847
Insurance — 0.8%
		ARG Holding, Inc.
3,656,625		Term Loan, 8.50%, Maturing November 30, 2011	3,676,053
		CCC Information Services Group
2,400,000		Term Loan, 8.00%, Maturing February 10, 2013	2,413,999
		Conseco, Inc.
6,637,625		Term Loan, 7.08%, Maturing June 22, 2010	6,650,071

	Hilb, Rogal & Hobbs Co.
$2,917,688	Term Loan, 7.00%, Maturing April 26, 2013	$2,920,118
	U.S.I. Holdings Corp.
7,028,158	Term Loan, 7.75%, Maturing March 24, 2011	7,063,299
		$22,723,540
Leisure Goods/Activities/Movies — 5.4%
	24 Hour Fitness Worldwide, Inc.
5,865,300	Term Loan, 8.05%, Maturing June 8, 2012	5,912,956
	Alliance Atlantis Communications, Inc.
2,240,638	Term Loan, 7.00%, Maturing December 20, 2011	2,241,572
	Alpha D2, Ltd.
15,572,086	Term Loan, 7.33%, Maturing December 31, 2007	15,591,551
	AMC Entertainment, Inc.
6,119,250	Term Loan, 7.53%, Maturing January 26, 2013	6,159,931
	AMF Bowling Worldwide, Inc.
3,032,655	Term Loan, 8.37%, Maturing August 27, 2009	3,058,245
	Bombardier Recreational Product
6,200,000	Term Loan, 8.24%, Maturing June 28, 2013	6,196,125
	Carmike Cinemas, Inc.
3,014,595	Term Loan, 9.02%, Maturing May 19, 2012	3,044,114
2,229,715	Term Loan, 9.15%, Maturing May 19, 2012	2,247,832
	Cinemark, Inc.
7,732,945	Term Loan, 7.26%, Maturing March 31, 2011	7,754,211
	Deluxe Entertainment Services
2,679,583	Term Loan, 9.25%, Maturing January 28, 2011	2,773,369
	Fender Musical Instruments Co.
394,611	Term Loan, 7.87%, Maturing March 30, 2012	397,077
	HEI Acquisition, LLC
1,875,000	Term Loan, 8.00%, Maturing December 31, 2011	1,884,375
	Metro-Goldwyn-Mayer Holdings, Inc.
23,371,425	Term Loan, 8.75%, Maturing April 8, 2012	23,315,240
	Regal Cinemas Corp.
18,825,680	Term Loan, 7.24%, Maturing November 10, 2010	18,782,532
	Six Flags Theme Parks, Inc.
8,575,000	Revolving Loan, 4.55%, Maturing June 30, 2008 (2)	8,521,406
6,817,555	Term Loan, 8.73%, Maturing June 30, 2009	6,928,947
	Southwest Sports Group, LLC
3,725,000	Term Loan, 8.00%, Maturing December 22, 2010	3,727,328
	Universal City Development Partners, Ltd.
6,624,800	Term Loan, 7.46%, Maturing June 9, 2011	6,639,295
	WMG Acquisition Corp.
2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	2,770,913
20,440,237	Term Loan, 7.39%, Maturing February 28, 2011	20,530,951
		$148,477,970

Lodging and Casinos — 4.6%
		Alliance Gaming Corp.
$8,582,384		Term Loan, 9.33%, Maturing September 5, 2009	$8,607,419
		Ameristar Casinos, Inc.
3,606,875		Term Loan, 6.90%, Maturing November 10, 2012	3,608,567
		Boyd Gaming Corp.
11,891,070		Term Loan, 6.80%, Maturing June 30, 2011	11,906,920
		CCM Merger, Inc.
3,380,860		Term Loan, 7.45%, Maturing April 25, 2012	3,374,521
		Choctaw Resort Development Enterprise
1,556,452		Term Loan, 7.75%, Maturing November 4, 2011	1,557,425
		Columbia Entertainment
2,020,446		Term Loan, 8.00%, Maturing October 24, 2011	2,030,549
		Fairmont Hotels and Resorts, Inc.
4,300,000		Term Loan, 8.58%, Maturing May 12, 2011	4,337,625
		Gala Electric Casinos, Ltd.
4,750,000	GBP	Term Loan, 7.26%, Maturing December 12, 2013	9,120,902
4,750,000	GBP	Term Loan, 7.76%, Maturing December 12, 2014	9,157,685
		Globalcash Access, LLC
2,681,437		Term Loan, 7.08%, Maturing March 10, 2010	2,681,437
		Green Valley Ranch Gaming, LLC
977,613		Term Loan, 7.50%, Maturing December 17, 2011	978,835
		Herbst Gaming, Inc.
1,347,938		Term Loan, 7.11%, Maturing January 31, 2011	1,350,465
		Isle of Capri Casinos, Inc.
8,618,750		Term Loan, 7.17%, Maturing February 4, 2011	8,633,833
		MGM Mirage
9,035,714		Revolving Loan, 6.52%, Maturing November 22, 2009 (2)	8,789,112
2,464,286		Term Loan, 6.28%, Maturing November 22, 2009	2,461,977
		Penn National Gaming, Inc.
23,356,833		Term Loan, 7.20%, Maturing October 3, 2012	23,476,537
		Pinnacle Entertainment, Inc.
2,025,000		Term Loan, 7.33%, Maturing December 14, 2011	2,031,962
		Resorts International Holdings, LLC
3,893,279		Term Loan, 9.50%, Maturing April 26, 2012	3,921,992
		Trump Entertainment Resorts Holdings, L.P.
2,549,688		Term Loan, 0.00%, Maturing May 20, 2012 (2)	2,569,608
2,536,875		Term Loan, 8.03%, Maturing May 20, 2012	2,556,696
		Venetian Casino Resort, LLC
8,053,847		Term Loan, 7.25%, Maturing June 15, 2011	8,054,475
2,691,514		Term Loan, 7.25%, Maturing June 15, 2011	2,691,724
		VML US Finance, LLC
1,400,000		Term Loan, 0.00%, Maturing May 25, 2012 (2)	1,398,979
2,800,000		Term Loan, 8.20%, Maturing May 25, 2013	2,814,000
			$128,113,245

Nonferrous Metals/Minerals — 1.9%
	Almatis Holdings 5 BV
$1,050,000	Term Loan, 8.12%, Maturing December 21, 2013	$1,064,531
1,050,000	Term Loan, 8.62%, Maturing December 21, 2014	1,069,219
	Alpha Natural Resources, LLC
2,910,375	Term Loan, 7.25%, Maturing October 26, 2012	2,911,740
	Carmeuse Lime, Inc.
2,086,840	Term Loan, 7.25%, Maturing May 2, 2011	2,092,057
	CII Carbon, LLC
1,806,750	Term Loan, 7.50%, Maturing August 23, 2012	1,809,008
	International Mill Service, Inc.
8,486,260	Term Loan, 8.25%, Maturing December 31, 2010	8,512,779
	Magnum Coal Co.
602,273	Term Loan, 8.58%, Maturing March 15, 2013	603,026
6,007,670	Term Loan, 8.75%, Maturing March 15, 2013	6,015,180
	Murray Energy Corp.
1,556,300	Term Loan, 8.40%, Maturing January 28, 2010	1,571,863
	Novelis, Inc.
3,181,359	Term Loan, 7.72%, Maturing January 7, 2012	3,197,256
5,525,358	Term Loan, 7.72%, Maturing January 7, 2012	5,552,968
	Severstal North America, Inc.
13,000,000	Revolving Loan, 0.00%, Maturing April 7, 2007 (2)	12,935,000
	Stillwater Mining Co.
1,320,000	Revolving Loan, 5.33%, Maturing June 30, 2007 (2)	1,306,800
4,393,949	Term Loan, 7.63%, Maturing July 30, 2010	4,410,426
		$53,051,853
Oil and Gas — 2.9%
	Cavallo Energy L.P.
9,406,250	Revolving Loan, 6.13%, Maturing October 5, 2010 (2)	9,394,492
1,075,000	Term Loan, 8.33%, Maturing October 5, 2010	1,074,328
	Coffeyville Resources, LLC
800,000	Term Loan, 5.40%, Maturing June 24, 2011	806,700
1,188,045	Term Loan, 7.63%, Maturing June 24, 2012	1,197,995
	Concho Resources, Inc.
6,575,000	Term Loan, 9.50%, Maturing July 6, 2011 (4)	6,544,098
	Dresser, Inc.
619,654	Term Loan, 7.83%, Maturing March 31, 2007	625,851
	El Paso Corp.
4,150,000	Term Loan, 7.43%, Maturing July 31, 2011	4,177,050
	Epco Holdings, Inc.
2,333,334	Revolving Loan, 7.08%, Maturing August 18, 2008 (2)	2,296,390
4,146,323	Term Loan, 7.14%, Maturing August 18, 2008	4,159,280
865,950	Term Loan, 7.38%, Maturing August 18, 2010	871,971
	Key Energy Services, Inc.
4,144,175	Term Loan, 9.11%, Maturing June 30, 2012	4,167,486

	LB Pacific, L.P.
$3,619,188	Term Loan, 7.95%, Maturing March 3, 2012	$3,637,283
	Niska Gas Storage
547,273	Term Loan, 0.00%, Maturing May 13, 2011 (2)	547,273
781,818	Term Loan, 7.03%, Maturing May 13, 2011	781,818
818,857	Term Loan, 7.03%, Maturing May 13, 2011	818,857
4,289,739	Term Loan, 7.03%, Maturing May 12, 2013	4,289,739
	Petroleum Geo-Services ASA
2,952,695	Term Loan, 7.75%, Maturing December 16, 2012	2,978,531
	Primary Natural Resources, Inc.
1,995,000	Term Loan, 9.50%, Maturing July 28, 2010 (4)	1,991,210
	Sprague Energy Corp.
1,977,273	Term Loan, 7.216%, Maturing October 5, 2009 (2)	1,972,330
11,204,545	Revolving Loan, 5.91%, Maturing October 5, 2010 (2)	11,176,534
	Targa Resources, Inc.
5,700,000	Term Loan, 7.58%, Maturing October 31, 2007	5,708,311
7,589,904	Term Loan, 7.64%, Maturing October 31, 2012	7,627,147
1,225,740	Term Loan, 7.75%, Maturing October 31, 2012	1,231,755
	W&T Offshore, Inc.
1,800,000	Term Loan, 7.65%, Maturing May 26, 2010	1,808,626
		$79,885,055
Publishing — 4.3%
	American Media Operations, Inc.
12,000,000	Term Loan, 8.12%, Maturing January 31, 2013	12,088,500
	Black Press US Partnership
670,556	Term Loan, 7.50%, Maturing August 2, 2013	674,747
1,104,444	Term Loan, 7.50%, Maturing August 2, 2013	1,111,347
	CBD Media, LLC
2,652,941	Term Loan, 7.83%, Maturing December 31, 2009	2,669,522
	Cenveo Corp.
1,250,000	Term Loan, 7.42%, Maturing June 21, 2013	1,252,344
	Dex Media East, LLC
4,960,968	Term Loan, 6.88%, Maturing May 8, 2009	4,951,324
	Dex Media West, LLC
8,850,309	Term Loan, 6.86%, Maturing March 9, 2010	8,823,157
	Gatehouse Media Operating, Inc.
5,325,000	Term Loan, 7.66%, Maturing June 6, 2013	5,334,984
	Medianews Group, Inc.
3,025,000	Term Loan, 7.16%, Maturing August 2, 2013	3,032,563
	Merrill Communications, LLC
5,724,302	Term Loan, 7.65%, Maturing May 5, 2011	5,754,715
	Nebraska Book Co., Inc.
4,056,625	Term Loan, 7.61%, Maturing March 4, 2011	4,074,373
	Newspaper Holdings, Inc.
7,650,000	Term Loan, 6.94%, Maturing August 24, 2012	7,654,781

		Philadelphia Newspapers, LLC
$2,300,000		Term Loan, 8.20%, Maturing June 29, 2013	$2,312,938
		R.H. Donnelley Corp.
340,455		Term Loan, 6.74%, Maturing December 31, 2009	337,507
14,324,531		Term Loan, 6.90%, Maturing June 30, 2011	14,247,308
		Seat Pagine Gialle Spa
6,003,010	EUR	Term Loan, 5.35%, Maturing May 25, 2012	7,759,435
		Source Media, Inc.
2,251,943		Term Loan, 7.61%, Maturing November 8, 2011	2,261,795
		SP Newsprint Co.
4,511,111		Term Loan, 5.33%, Maturing January 9, 2010	4,544,944
775,833		Term Loan, 7.58%, Maturing January 9, 2010	781,652
		Springer Science+Business Media
972,973		Term Loan, 7.99%, Maturing September 15, 2011	983,189
1,054,054		Term Loan, 8.37%, Maturing May 5, 2012	1,070,854
972,973		Term Loan, 8.37%, Maturing May 5, 2012	988,297
		Sun Media Corp.
5,179,306		Term Loan, 7.24%, Maturing February 7, 2009	5,186,858
		World Directories ACQI Corp.
2,000,000	EUR	Term Loan, 6.01%, Maturing November 29, 2012	2,589,679
		Xsys US, Inc.
3,795,776		Term Loan, 8.00%, Maturing December 31, 2012	3,828,989
3,877,093		Term Loan, 8.50%, Maturing December 31, 2013	3,930,403
		Xsys, Inc.
1,546,742	EUR	Term Loan, 6.06%, Maturing September 27, 2014	2,009,110
		YBR Acquisition BV
750,000	EUR	Term Loan, 5.74%, Maturing June 30, 2013	973,558
2,500,000	EUR	Term Loan, 5.78%, Maturing June 30, 2013	3,245,192
750,000	EUR	Term Loan, 6.24%, Maturing June 30, 2014	977,390
2,500,000	EUR	Term Loan, 6.24%, Maturing June 30, 2014	3,257,967
			$118,709,422
Radio and Television — 4.6%
		Adams Outdoor Advertising, L.P.
1,974,082		Term Loan, 7.27%, Maturing October 18, 2012	1,979,635
		ALM Media Holdings, Inc.
4,160,006		Term Loan, 8.00%, Maturing March 5, 2010	4,158,708
		Blockcommunications, Inc.
1,838,256		Term Loan, 7.50%, Maturing December 22, 2011	1,844,001
		Cequel Communications, LLC
16,250,000		Term Loan, 7.74%, Maturing November 5, 2013	16,155,685
		CMP Susquehanna Corp.
4,305,714		Term Loan, 7.31%, Maturing May 5, 2013	4,305,043
		Cumulus Media, Inc.
2,000,000		Term Loan, 7.45%, Maturing June 7, 2013	2,007,656
		DirecTV Holdings, LLC
3,773,804		Term Loan, 6.82%, Maturing April 13, 2013	3,778,521

		Emmis Operating Co.
$5,344,794		Term Loan, 7.08%, Maturing November 10, 2011	$5,358,573
		Gray Television, Inc.
3,980,000		Term Loan, 7.01%, Maturing November 22, 2015	3,982,488
		Hanley-Wood, LLC
467,656		Term Loan, 7.67%, Maturing August 1, 2012	467,363
3,915,335		Term Loan, 7.70%, Maturing August 1, 2012	3,912,888
		Intelsat Subsidiary Holding Co.
3,000,000		Term Loan, 7.76%, Maturing July 3, 2013	3,017,499
		LBI Media, Inc.
1,995,000		Term Loan, 6.76%, Maturing March 31, 2012	1,980,038
		NEP Supershooters, L.P.
1,694,157		Term Loan, 9.00%, Maturing February 3, 2011	1,715,334
2,840,354		Term Loan, 9.49%, Maturing February 3, 2011	2,872,308
		Nexstar Broadcasting, Inc.
4,607,229		Term Loan, 7.25%, Maturing October 1, 2012	4,597,632
4,474,894		Term Loan, 7.25%, Maturing October 1, 2012	4,465,573
		NextMedia Operating, Inc.
961,971		Term Loan, 7.33%, Maturing November 15, 2012	958,965
427,538		Term Loan, 7.41%, Maturing November 15, 2012	426,202
		P7S1 Holding II S.A.R.L.
9,000,000	EUR	Term Loan, 7.07%, Maturing July 18, 2011	11,480,854
		Panamsat Corp.
7,525,000		Term Loan, 8.01%, Maturing January 3, 2014	7,583,793
		Patriot Media and Communications CNJ, Inc.
495,238		Term Loan, 7.65%, Maturing February 6, 2013	498,720
		Paxson Communcations Corp.
8,300,000		Term Loan, 8.76%, Maturing December 30, 2011	8,434,875
		Raycom TV Broadcasting, LLC
9,152,231		Term Loan, 7.00%, Maturing August 28, 2013	9,112,190
		SFX Entertainment
4,676,500		Term Loan, 7.75%, Maturing June 21, 2013	4,684,296
		Spanish Broadcasting System
6,270,625		Term Loan, 7.50%, Maturing June 11, 2012	6,274,544
		TDF SA
3,500,000	EUR	Term Loan, 4.85%, Maturing March 11, 2013	4,517,741
2,500,000	EUR	Term Loan, 5.85%, Maturing March 11, 2014	3,238,459
		Young Broadcasting, Inc.
3,598,650		Term Loan, 8.00%, Maturing November 3, 2012	3,583,467
			$127,393,051
Rail Industries — 0.6%
		Kansas City Southern Railway Co.
6,300,000		Term Loan, 6.18%, Maturing February 28, 2013	6,315,750

	Railamerica, Inc.
$8,476,382	Term Loan, 7.44%, Maturing September 29, 2011	$8,510,822
1,002,001	Term Loan, 7.44%, Maturing September 29, 2011	1,006,072
		$15,832,644
Retailers (Except Food and Drug) — 3.1%
	Advance Stores Company, Inc.
5,544,340	Term Loan, 6.87%, Maturing September 30, 2010	5,551,271
3,295,983	Term Loan, 6.95%, Maturing September 30, 2010	3,300,103
	Alimentation Couche-Tard, Inc.
2,477,296	Term Loan, 7.13%, Maturing December 17, 2010	2,493,294
	American Achievement Corp.
1,490,759	Term Loan, 7.75%, Maturing March 25, 2011	1,501,940
	Amscan Holdings, Inc.
4,488,750	Term Loan, 8.32%, Maturing December 23, 2012	4,513,066
	Coinmach Laundry Corp.
11,576,596	Term Loan, 7.91%, Maturing December 19, 2012	11,667,044
	Harbor Freight Tools USA, Inc.
5,938,146	Term Loan, 7.22%, Maturing July 15, 2010	5,943,342
	Home Interiors & Gifts, Inc.
2,802,342	Term Loan, 10.39%, Maturing March 31, 2011	2,424,026
	Josten’s Corp.
8,812,126	Term Loan, 7.07%, Maturing October 4, 2010	8,862,796
	Mapco Express, Inc.
1,939,751	Term Loan, 8.20%, Maturing April 28, 2011	1,955,511
	Mauser Werke GMBH & Co. KG
3,825,000	Term Loan, 8.25%, Maturing December 3, 2011	3,848,906
	Movie Gallery, Inc.
1,595,343	Term Loan, 10.75%, Maturing April 27, 2011	1,512,584
	Neiman Marcus Group, Inc.
3,109,177	Term Loan, 7.77%, Maturing April 5, 2013	3,137,807
	Oriental Trading Company, Inc.
1,000,000	Term Loan, 11.47%, Maturing January 31, 2013	1,011,250
4,900,000	Term Loan, 8.18%, Maturing July 31, 2013	4,907,144
	Rent-A-Center, Inc.
2,525,000	Term Loan, 7.00%, Maturing July 13, 2013	2,534,469
	Sears Canada, Inc.
2,842,875	Term Loan, 7.00%, Maturing December 22, 2012	2,848,205
	Shopko Stores, Inc.
5,448,000	Revolving Loan, 7.07%, Maturing December 28, 2010 (2)	5,430,975
	Stewert Enterprises, Inc.
927,436	Term Loan, 7.21%, Maturing November 19, 2011	929,755

	Travelcenters of America, Inc.
$10,815,650	Term Loan, 7.02%, Maturing November 30, 2008	$10,822,410
		$85,195,898
Steel — 0.0%
	Gibraltar Industries, Inc.
1,548,913	Term Loan, 7.19%, Maturing December 8, 2010	1,548,913
		$1,548,913
Surface Transport — 0.5%
	Horizon Lines, LLC
1,401,400	Term Loan, 7.75%, Maturing July 7, 2011	1,407,094
	Ozburn-Hessey Holding Co., LLC
1,322,414	Term Loan, 8.78%, Maturing August 9, 2012	1,322,414
	Sirva Worldwide, Inc.
6,351,945	Term Loan, 11.46%, Maturing December 1, 2010	6,087,279
	Vanguard Car Rental USA
5,000,000	Term Loan, 8.32%, Maturing June 14, 2013	5,011,875
		$13,828,662
Telecommunications — 3.4%
	Alaska Communications Systems Holdings, Inc.
6,600,000	Term Loan, 7.25%, Maturing February 1, 2011	6,589,275
	Asurion Corp.
3,000,000	Term Loan, 8.33%, Maturing July 13, 2012	3,007,500
	Cellular South, Inc.
1,960,000	Term Loan, 7.25%, Maturing May 4, 2011	1,961,838
	Centennial Cellular Operating Co., LLC
9,175,000	Term Loan, 7.69%, Maturing February 9, 2011	9,247,905
	Cincinnati Bell, Inc.
2,208,313	Term Loan, 6.99%, Maturing August 31, 2012	2,202,792
	Consolidated Communications, Inc.
9,887,497	Term Loan, 7.44%, Maturing October 14, 2011	9,893,677
	Crown Castle Operating Co.
2,000,000	Term Loan, 7.65%, Maturing June 1, 2014	2,013,334
	D&E Communications, Inc.
3,289,824	Term Loan, 7.35%, Maturing December 31, 2011	3,306,273
	Fairpoint Communications, Inc.
8,075,000	Term Loan, 7.25%, Maturing February 8, 2012	8,027,059
	Hawaiian Telcom Communications, Inc.
2,664,067	Term Loan, 7.75%, Maturing October 31, 2012	2,672,392
	Iowa Telecommunications Services
3,234,000	Term Loan, 7.24%, Maturing November 23, 2011	3,241,412
	IPC Acquisition Corp.
1,559,033	Term Loan, 8.03%, Maturing August 5, 2011	1,567,608
	Madison River Capital, LLC
1,855,000	Term Loan, 7.73%, Maturing July 31, 2012	1,864,275

	NTelos, Inc.
$5,348,613	Term Loan, 7.58%, Maturing August 24, 2011	$5,350,619
	Stratos Global Corp.
3,425,000	Term Loan, 8.25%, Maturing February 13, 2012	3,418,578
	Syniverse Holdings, Inc.
2,115,481	Term Loan, 6.50%, Maturing February 15, 2012	2,115,481
	Triton PCS, Inc.
5,486,450	Term Loan, 8.58%, Maturing November 18, 2009	5,535,142
	Westcom Corp.
2,632,366	Term Loan, 8.30%, Maturing December 17, 2010	2,635,657
	Windstream Corp.
13,050,000	Term Loan, 7.26%, Maturing July 17, 2013	13,133,898
	Winstar Communications, Inc.
3,852,804	DIP Loan, 0.00%, Maturing December 31, 2006 (5)	5,470,982
		$93,255,697
Utilities — 2.4%
	Astoria Generating Co.
373,096	Term Loan, 7.45%, Maturing February 23, 2012	374,862
1,577,707	Term Loan, 7.45%, Maturing February 23, 2013	1,585,173
	BRSP, LLC
5,775,000	Term Loan, 8.58%, Maturing July 13, 2009	5,803,875
	Calpine Corp.
3,331,383	DIP Revolving Loan, 0.00%, Maturing February 27, 2008 (2)	3,298,069
1,291,135	DIP Loan, 7.75%, Maturing February 27, 2008	1,298,882
3,271,809	DIP Loan, 9.50%, Maturing February 27, 2008	3,319,521
	Cellnet Technology, Inc.
1,995,089	Term Loan, 8.50%, Maturing April 26, 2012	2,020,028
	Cogentrix Delaware Holdings, Inc.
2,344,492	Term Loan, 7.00%, Maturing April 14, 2012	2,349,865
	Covanta Energy Corp.
3,460,163	Term Loan, 5.46%, Maturing May 27, 2013	3,486,834
2,479,558	Term Loan, 7.70%, Maturing May 27, 2013	2,498,670
	KGen, LLC
3,194,563	Term Loan, 8.12%, Maturing August 5, 2011	3,206,542
	La Paloma Generating Co., LLC
177,049	Term Loan, 7.08%, Maturing August 16, 2012	176,828
1,039,975	Term Loan, 7.25%, Maturing August 16, 2012	1,038,675
82,827	Term Loan, 7.25%, Maturing August 16, 2012	82,723
	LSP General Finance Co., LLC
119,192	Term Loan, 6.99%, Maturing April 14, 2013 (2)	118,993
2,830,808	Term Loan, 7.25%, Maturing April 14, 2013	2,826,089
	Mirant North America, LLC
3,532,250	Term Loan, 7.08%, Maturing January 3, 2013	3,528,781

	NRG Energy, Inc.
$15,888,495	Term Loan, 7.33%, Maturing February 1, 2013	$15,967,111
3,071,685	Term Loan, 7.50%, Maturing February 1, 2013	3,084,355
	Pike Electric, Inc.
3,291,786	Term Loan, 6.94%, Maturing July 1, 2012	3,290,759
	Plains Resources, Inc.
4,072,323	Term Loan, 6.90%, Maturing August 12, 2011	4,077,413
	Reliant Energy, Inc.
595,585	Term Loan, 7.71%, Maturing December 22, 2010	596,423
	Wolf Hollow I L.P.
1,350,000	Term Loan, 7.58%, Maturing June 22, 2012	1,356,750
1,311,130	Term Loan, 7.75%, Maturing June 22, 2012	1,317,686
		$66,704,907
Total Senior Floating Rate Interests (identified cost, $2,715,472,638)		$2,730,311,394

Corporate Bonds & Notes — 1.2%

Principal
Amount
(000’s omitted)	Security	Value
Automotive — 0.1%
	Key Plastics, LLC, Jr. Sub. Notes
$1,210	4.00%, 4/26/07 (4)	$1,219,297
	Key Plastics, LLC, Sr. Sub. Notes
1,691	7.00%, 4/26/07 (4)	1,691,305
		$2,910,602
Building and Development — 0.2%
	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, Variable Rate
6,140	7.55%, 6/15/29 (6)	6,139,576
		$6,139,576
Cable and Satellite Television — 0.3%
	Iesy Hessen & ISH NRW, Variable Rate
7,000	6.021%, 4/15/13	8,803,544
		$8,803,544
Financial Intermediaries — 0.3%
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,000	7.854%, 8/11/16 (6)	1,016,470
	Sonata Securities S.A., Series 2006-5
3,000	8.999%, 6/27/07	3,043,590
	Sonata Securities S.A., Series 2006-6
3,000	8.999%, 6/27/07	3,043,590
		$7,103,650

Telecommunications — 0.3%
	Qwest Corp., Sr. Notes, Variable Rate
$3,150	8.579%, 6/15/13	$3,405,937
	Rogers Wireless, Inc., Variable Rate
4,150	8.454%, 12/15/10	4,269,313
		$7,675,250
Total Corporate Bonds & Notes (identified cost, $31,924,382)		$32,632,622

Common Stocks — 0.9%

Shares	Security	Value
31,622	Citation Corp. (7)(8)	$245,070
33,278	Environmental Systems Products Holdings, Inc. (4)(7)(8)	895,844
133,410	Hayes Lemmerz International (8)	226,797
441,740	Maxim Crane Works, L.P. (8)	20,430,494
12,592	RoTech Medical Corp (4)(7)(8)	29,339
297,015	Safelite Glass Corp. (4)(7)(8)	2,845,404
20,048	Safelite Realty Corp. (4)(7)	150,160
Total Common Stocks (identified cost, $9,361,647)		$24,823,108

Preferred Stocks — 0.1%

Shares	Security	Value
2,496	Citation Corp. (PIK) (7)	$1,497,600
445	Hayes Lemmerz International (4)(7)(8)	3,268
218	Key Plastics, LLC, Series A (4)(7)(8)	209,690
Total Preferred Stocks (identified cost, $2,237,250)		$1,710,558

Warrants — 0.0%

Shares/Rights	Security	Value
130	Gentek, Inc., Class B (7)(8)	$4,511
63	Gentek, Inc., Class C (7)(8)	2,068
Total Warrants (identified cost, $0)		$6,579

Short-Term Investments — 1.8%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$1,500,000	09/01/06	Investors Bank and Trust Company Time Deposit	5.28%	$1,500,000
49,574,000	09/01/06	Societe Generale Time Deposit	5.281%	49,574,000
Total Short-Term Investments (at amortized cost, $51,074,000)				$51,074,000
Total Investments — 102.9% (identified cost, $2,810,069,917)				$2,840,558,261
Less Unfunded Loan Commitments — (4.0)%				$(109,938,804)
Net Investments — 98.9% (identifed cost, $2,700,131,113)				$2,730,619,457
Other Assets, Less Liabilities — 1.1%				$29,958,213
Net Assets — 100.0%				$2,760,577,670

EUR	—	Euro
GBP	—	British Pound
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Portfolio may enter into certain credit agreements, all or a portion of which may be unfunded. The Portfolio is obligated to fund these loan commitments at the borrower’s discretion.

(3)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		Defaulted security. The issuer is in liquidation mode subject to litigation proceeds.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $7,156,046 or 0.3% of the Portfolio’s net assets.

(7)	Restricted security.
(8)	Non-income producing security.

A summary of financial instruments at August 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
9/29/06	British Pound 21,658,280	United States Dollar 40,971,618	$(239,542)
9/29/06	Euro 160,535,107	United States Dollar 205,066,531	(729,535)
			$(969,077)

The Portfolio had the following swap agreements outstanding at August 31, 2006.

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
2,000,000 USD	6/20/2010	Agreement with Credit Suisse/First Boston dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (7 in total, each representing 14.29% of the notional value of the swap).	$(7,546)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/12/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (7 in total, each representing 14.29% of the notional value of the swap).	(11,693)
2,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/2/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	(3,096)
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Portfolio will receive 2.20% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	2,523

2,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/18/2005 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	22,428
3,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/8/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	39,340
4,000,000 USD	3/20/2012	Agreement with Lehman Brothers dated 2/8/2006 whereby the Portfolio will receive 2.40% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	21,019

At August 31, 2006, the Portfolio had sufficient cash and/or securities segregated to cover potential obligations arising from forward foreign currency exchange contracts and open swap contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at August 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,700,131,113
Gross unrealized appreciation	$39,783,461
Gross unrealized depreciation	(9,295,117)
Net unrealized appreciation	$30,488,344

The net unrealized appreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at August 31, 2006 on a federal income tax basis was $349,329.

Restricted Securities

At August 31, 2006, the Portfolio owned the following securities (representing 0.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Citation Corp.	5/24/05	31,622	$0	$245,070
Environmental Systems Products Holdings, Inc.	10/24/00	33,278	0	895,844
RoTech Medical Corp	6/12/02	12,592	332,429	29,339
Safelite Glass Corp.	9/29/00 - 11/10/00	297,015	0	2,845,404
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	0	150,160
			$332,429	$4,165,817
Preferred Stocks
Citation Corp. (PIK)	5/24/05	2,496	$1,996,800	$1,497,600
Hayes Lemmerz International	6/04/03	445	22,250	3,268
Key Plastics, LLC, Series A	4/26/01	218	218,200	209,690
			$2,237,250	$1,710,558
Warrants
Gentek, Inc., Class B	11/11/03	130	$0	$4,511
Gentek, Inc., Class C	11/11/03	63	0	2,068
			$—	$6,579

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Advisers Senior Floating Rate

By:	/s/ Scott H. Page
Scott H. Page
President and Principal Executive Officer
Date:	October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President and Principal Executive Officer
Date:	October 26, 2006
By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer and Principal Financial Officer
Date:	October 26, 2006